FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Cash Flow Hedges (Details) - Cash flow hedges - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	$ (141)	$ 58
Reserve of cash flow hedges	217	392
3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	51	321
Reserve of cash flow hedges	65	12
3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(44)	(35)
Reserve of cash flow hedges	55	15
6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	48	129
Reserve of cash flow hedges	121	38
1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(47)	(33)
Reserve of cash flow hedges	(28)	(28)
More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(149)	(324)
Reserve of cash flow hedges	4	355
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	46	329
Reserve of cash flow hedges	13	4
Foreign exchange contracts | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	67	329
Reserve of cash flow hedges	9	0
Foreign exchange contracts | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(17)	4
Reserve of cash flow hedges	1	0
Foreign exchange contracts | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(4)	0
Reserve of cash flow hedges	3	4
Foreign exchange contracts | 1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	(1)
Reserve of cash flow hedges	0	0
Foreign exchange contracts | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	(3)
Reserve of cash flow hedges	0	0
Commodities
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(275)	(588)
Reserve of cash flow hedges	(106)	(390)
Commodities | Special payment in pellet purchase agreement
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value		568
Commodities | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(12)	(8)
Reserve of cash flow hedges	(16)	(34)
Commodities | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(27)	(39)
Reserve of cash flow hedges	(19)	(32)
Commodities | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(40)	(77)
Reserve of cash flow hedges	(27)	(59)
Commodities | 1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(47)	(143)
Reserve of cash flow hedges	(44)	(115)
Commodities | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(149)	(321)
Reserve of cash flow hedges	0	(150)
Emission rights
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	88	317
Reserve of cash flow hedges	310	778
Emission rights | 3 months and less
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	(4)	0
Reserve of cash flow hedges	72	46
Emission rights | 3-6 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	73	47
Emission rights | 6-12 months
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	92	206
Reserve of cash flow hedges	145	93
Emission rights | 1-2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	111
Reserve of cash flow hedges	16	87
Emission rights | More than 2 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Reserve of cash flow hedges	$ 4	$ 505